Off-balance-sheet commitments - Commitments linked to financial debts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Off-balance-sheet commitments
Nominal value of each tranche	€ 10,000	€ 15,000	€ 4,000
Atlas Tranche 3
Off-balance-sheet commitments
Nominal value of each tranche	2,000
Total financial liabilities	€ 2,000
Percentage of amount issued	50.00%
BPI France conditional advance - "BIO101" project
Off-balance-sheet commitments
Nominal value of each tranche	€ 1,100
Total financial liabilities	€ 330
Percentage of ex-tax proceeds from the sale or assignment of intellectual properties in calculating annual repayment	35.81%
Percentage of ex-tax proceeds generated by the marketing or use by the beneficiary in calculating annual repayment	35.81%